Employee Benefit Plan, Description of Plan (Details) - AES Corp Retirement Savings Plan [Domain] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Forfeited Nonvested Account	$ 645,716	$ 739,477
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 1,812,521
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	85.00%
EBP, Employer Discretionary Contribution Vesting Percentage	20.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Payment of Benefits for accounts less than $5,000	$ 7,000
EBP, Payment of Benefits for accounts greater than $5,000	7,000
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	13,716,881
EBP, Notes receivable from participant, transferred into plan	149,090
EBP, Forfeited Nonvested Account resulting from termination	$ 1,972,803
EBP, Vesting Percentage Upon Plan Termination	100.00%
EBP, Participant Loans, Federal Prime Lending rate premium, rate	0.50%
EBP, Discretionary Profit sharing, percent	1.00%
EBP, Plan Transfers into the plan related to AES Ohio Amendment	$ 13,577,018
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 276,680
Maximum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	5.00%